Related Party Balances and Transactions - Schedule of Loans Collected (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction [Line Items]
Loans collected	¥ 85,500	¥ (1,100,000)
Pucheng Credit [Member]
Related Party Transaction [Line Items]
Loans collected	85,500	(100,000)
Puxin [Member]
Related Party Transaction [Line Items]
Loans collected		¥ (1,000,000)